Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Southern Copper Corp.	10,558	1,074
	Carpenter Technology Corp.	5,650	818
	Mueller Industries Inc.	8,796	639
	Freeport-McMoRan Inc.	14,330	634
	Hawkins Inc.	4,908	622
	Sylvamo Corp.	7,802	617
	NewMarket Corp.	1,040	597
	Minerals Technologies Inc.	7,305	563
*	Encore Energy Corp.	147,165	536
*	Coeur Mining Inc.	84,712	520
	Steel Dynamics Inc.	3,982	476
*	Century Aluminum Co.	31,749	456
	Tronox Holdings plc	30,220	421
*	Perimeter Solutions SA	27,211	319
	Newmont Corp. (XNYS)	3,477	186
*	Universal Stainless & Alloy Products Inc.	3,936	166
*	Rayonier Advanced Materials Inc.	17,388	139
*	Clearwater Paper Corp.	3,904	130
	Alcoa Corp.	3,757	120
			9,033
Consumer Discretionary (13.1%)
*	Netflix Inc.	10,633	7,457
	Costco Wholesale Corp.	6,708	5,986
*	Chipotle Mexican Grill Inc.	95,130	5,335
	Walmart Inc.	54,703	4,225
*	Spotify Technology SA	9,417	3,229
	Wingstop Inc.	7,563	2,920
	General Motors Co.	51,760	2,577
	Garmin Ltd.	12,160	2,229
*	Deckers Outdoor Corp.	2,315	2,221
*	SkyWest Inc.	26,685	2,069
	Hilton Worldwide Holdings Inc.	8,738	1,919
*	Abercrombie & Fitch Co. Class A	12,910	1,905
	TJX Cos. Inc.	15,485	1,816
*	Royal Caribbean Cruises Ltd.	10,375	1,708
*	Stride Inc.	17,249	1,420
	SharkNinja Inc.	14,025	1,344
	Booking Holdings Inc.	342	1,337
*	Carvana Co.	8,873	1,336
*	Skechers USA Inc. Class A	18,828	1,289
	MillerKnoll Inc.	43,736	1,288
	Williams-Sonoma Inc.	9,586	1,288
	Dick's Sporting Goods Inc.	5,413	1,283
	Toll Brothers Inc.	8,423	1,214
	Ralph Lauren Corp.	6,176	1,058
*	Rush Street Interactive Inc.	104,125	976
*	Adtalem Global Education Inc.	12,726	963
*	Ollie's Bargain Outlet Holdings Inc.	10,475	938
*	Light & Wonder Inc.	8,541	938
*	Sweetgreen Inc. Class A	29,270	925
	DR Horton Inc.	4,809	908
*	Universal Technical Institute Inc.	49,711	867
	Steelcase Inc. Class A	56,864	804
*	Coupang Inc.	36,246	803
	H&R Block Inc.	12,585	797
*	NVR Inc.	84	771
	HNI Corp.	13,848	746
	Domino's Pizza Inc.	1,775	735
	Murphy USA Inc.	1,364	709

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Interface Inc.	36,885	696
	Perdoceo Education Corp.	29,648	665
	Gap Inc.	29,100	653
	Ross Stores Inc.	4,229	637
	PulteGroup Inc.	4,833	636
*,1	GigaCloud Technology Inc. Class A	30,808	599
*	Shake Shack Inc. Class A	5,974	594
*	G-III Apparel Group Ltd.	22,375	592
*	QuinStreet Inc.	28,955	553
	American Eagle Outfitters Inc.	24,889	512
*	Crocs Inc.	3,378	494
	Kontoor Brands Inc.	6,400	479
*	Cava Group Inc.	3,914	446
	Laureate Education Inc.	27,254	420
	OneSpaWorld Holdings Ltd.	25,313	402
*	ACV Auctions Inc. Class A	20,720	388
	Caleres Inc.	8,638	364
	Lennar Corp. Class B	1,921	324
*	Cinemark Holdings Inc.	11,305	310
*	Arlo Technologies Inc.	25,312	297
*	Hovnanian Enterprises Inc. Class A	1,335	289
*	Central Garden & Pet Co.	7,295	288
	PVH Corp.	2,789	275
	Steven Madden Ltd.	5,947	268
*	Uber Technologies Inc.	3,368	246
	PROG Holdings Inc.	4,510	211
	Macy's Inc.	13,032	203
*	U-Haul Holding Co. (XNYS)	2,849	202
*	Brinker International Inc.	2,806	201
	Shoe Carnival Inc.	4,492	182
*	Grand Canyon Education Inc.	1,246	181
	News Corp. Class A	6,330	179
	Group 1 Automotive Inc.	473	178
*	Daily Journal Corp.	350	174
	Dillard's Inc. Class A	502	170
	Acushnet Holdings Corp.	2,447	164
*	BJ's Wholesale Club Holdings Inc.	2,017	161
	KB Home	1,863	156
*	Urban Outfitters Inc.	4,284	156
	Wolverine World Wide Inc.	11,371	156
*	Turtle Beach Corp.	8,712	136
*	Funko Inc. Class A	12,121	127
*	RealReal Inc.	47,833	126
*	Gannett Co. Inc.	23,318	123
*	Dream Finders Homes Inc. Class A	16	1
*	Cooper-Standard Holdings Inc.	20	—
*	Lyft Inc. Class A	4	—
*	Holley Inc.	50	—
			84,947
Consumer Staples (4.2%)
	Colgate-Palmolive Co.	45,174	4,811
	McKesson Corp.	8,572	4,810
*	Sprouts Farmers Market Inc.	34,550	3,595
*	Freshpet Inc.	12,886	1,752
*	Vital Farms Inc.	51,183	1,610
*	Pilgrim's Pride Corp.	32,074	1,494
	Cencora Inc.	5,512	1,321
*	BellRing Brands Inc.	22,823	1,276
	Altria Group Inc.	23,240	1,250
	Coca-Cola Consolidated Inc.	569	764
	Casey's General Stores Inc.	2,092	758
	Primo Water Corp.	24,653	545
	Dole plc	24,855	400
	Spectrum Brands Holdings Inc.	3,857	364
*	US Foods Holding Corp.	6,069	359
	WD-40 Co.	1,252	329
*	Performance Food Group Co.	4,039	301
	Turning Point Brands Inc.	7,030	279
*	Celsius Holdings Inc.	5,293	201

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Honest Co. Inc.	40,532	189
	Cal-Maine Foods Inc.	2,299	166
*	LifeMD Inc.	26,241	137
*	Vita Coco Co. Inc.	5,040	132
*	Brookfield Realty Capital Corp. Class A	29,416	130
			26,973
Energy (3.7%)
	Diamondback Energy Inc.	11,129	2,171
	Archrock Inc.	94,196	1,906
*	Gulfport Energy Corp.	10,951	1,589
	Weatherford International plc	13,957	1,465
	Targa Resources Corp.	9,411	1,382
	TechnipFMC plc	49,484	1,328
	SM Energy Co.	27,753	1,266
	Liberty Energy Inc.	59,641	1,228
	Marathon Petroleum Corp.	6,881	1,219
*	Helix Energy Solutions Group Inc.	100,645	1,129
*	Tidewater Inc.	10,642	944
	Phillips 66	6,070	852
*	Newpark Resources Inc.	102,807	846
	DTE Midstream LLC	10,285	808
	Valero Energy Corp.	4,877	716
	Warrior Met Coal Inc.	11,415	700
*	American Superconductor Corp.	32,895	665
*	Oceaneering International Inc.	23,584	636
	VAALCO Energy Inc.	93,326	608
	Antero Midstream Corp.	36,518	543
*	REX American Resources Corp.	9,001	408
	Ramaco Resources Inc. Class A	30,815	376
	Texas Pacific Land Corp.	307	267
	Alpha Metallurgical Resources Inc.	1,046	250
*	CNX Resources Corp.	7,799	216
	SunCoke Energy Inc.	20,095	180
	Chord Energy Corp.	1,020	151
*	Sable Offshore Corp.	8,150	137
*	Centrus Energy Corp. Class A	3,289	130
	Williams Cos. Inc.	2,840	130
	Permian resources Corp.	8,979	128
*	Par Pacific Holdings Inc.	36	1
			24,375
Financials (19.0%)
	Citigroup Inc.	129,997	8,143
	KKR & Co. Inc.	59,976	7,423
	Progressive Corp.	25,551	6,444
	Apollo Global Management Inc.	45,167	5,227
	Truist Financial Corp.	115,320	5,127
*	NU Holdings Ltd. Class A	184,520	2,762
	PNC Financial Services Group Inc.	13,371	2,475
	M&T Bank Corp.	13,924	2,396
	Huntington Bancshares Inc.	157,669	2,360
	Fifth Third Bancorp	52,662	2,248
	Popular Inc.	21,788	2,233
	Assured Guaranty Ltd.	27,125	2,172
	Willis Towers Watson plc	7,317	2,137
	First BanCorp (XNYS)	98,053	2,096
	Stewart Information Services Corp.	27,557	2,037
	Axis Capital Holdings Ltd.	23,556	1,882
	Old Republic International Corp.	43,562	1,563
	Aflac Inc.	13,585	1,499
	Allstate Corp.	7,926	1,498
	Corebridge Financial Inc.	47,162	1,394
	TPG Inc.	27,034	1,364
*	Oscar Health Inc. Class A	74,410	1,362
	Evercore Inc. Class A	5,373	1,320
	Jackson Financial Inc. Class A	14,576	1,311
	Victory Capital Holdings Inc. Class A	23,331	1,273
	Goldman Sachs Group Inc.	2,493	1,272
	Citizens Financial Group Inc.	28,827	1,241
	Mercury General Corp.	17,850	1,182

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	4,024	1,177
*	Mr Cooper Group Inc.	12,528	1,175
	American International Group Inc.	15,216	1,172
*	Robinhood Markets Inc. Class A	57,745	1,162
	Synovus Financial Corp.	23,844	1,100
*	Arch Capital Group Ltd.	9,558	1,081
*	Skyward Specialty Insurance Group Inc.	26,317	1,076
	Ares Management Corp. Class A	7,269	1,064
	Pathward Financial Inc.	15,281	1,052
*	LendingTree Inc.	17,659	1,023
	SLM Corp.	46,364	1,023
	Wintrust Financial Corp.	9,403	1,023
	UMB Financial Corp.	9,595	994
	Bank of New York Mellon Corp.	14,280	974
*	Dave Inc.	24,979	939
	Blue Owl Capital Inc.	51,985	917
	BGC Group Inc. Class A	90,975	899
*	Coinbase Global Inc. Class A	4,734	868
	Perella Weinberg Partners	42,685	834
	Commerce Bancshares Inc.	12,865	823
	Interactive Brokers Group Inc. Class A	6,196	799
	Park National Corp.	4,547	799
	First Citizens BancShares Inc. Class A	379	770
	MGIC Investment Corp.	29,657	754
	Primerica Inc.	2,832	745
	Bank of America Corp.	18,037	735
*	American Coastal Insurance Corp. Class C	61,536	691
	W R Berkley Corp.	11,545	689
	Federal Agricultural Mortgage Corp. Class C	3,426	677
	Glacier Bancorp Inc.	14,164	670
*	Root Inc. Class A	14,876	645
*	SiriusPoint Ltd.	41,927	628
	CNO Financial Group Inc.	17,704	618
	Amalgamated Financial Corp.	18,554	612
	Universal Insurance Holdings Inc.	28,294	605
	International Bancshares Corp.	9,479	599
	F&G Annuities & Life Inc.	13,001	594
	OneMain Holdings Inc.	11,981	592
	HCI Group Inc.	6,049	580
	Central Pacific Financial Corp.	20,811	573
	Ally Financial Inc.	12,713	549
	Jefferies Financial Group Inc.	9,079	544
	Preferred Bank	6,472	536
	OFG Bancorp	11,565	532
	Banco Latinoamericano de Comercio Exterior SA Class E	15,737	493
	Virtu Financial Inc. Class A	15,862	487
	Brown & Brown Inc.	4,614	485
	CNA Financial Corp.	9,317	484
*	Marathon Digital Holdings Inc.	28,840	482
	Assurant Inc.	2,422	476
	Radian Group Inc.	12,966	469
	City Holding Co.	3,859	458
	Reinsurance Group of America Inc.	2,019	446
	Cboe Global Markets Inc.	2,082	428
	S&T Bancorp Inc.	9,962	428
	ServisFirst Bancshares Inc.	5,149	417
	East West Bancorp Inc.	4,575	385
	Hartford Financial Services Group Inc.	3,238	376
*	Heritage Insurance Holdings Inc.	23,120	373
	1st Source Corp.	5,846	359
	National Bank Holdings Corp. Class A	8,129	356
	UWM Holdings Corp.	37,860	356
	StepStone Group Inc. Class A	6,256	342
	Fidelity National Financial Inc.	5,487	324
	FB Financial Corp.	6,633	320
	Enact Holdings Inc.	8,876	316
*	Rocket Cos. Inc. Class A	15,909	313
	Fulton Financial Corp.	16,049	311
	German American Bancorp Inc.	7,542	302
	Trustmark Corp.	8,575	286

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Axos Financial Inc.	3,967	275
*	Triumph Financial Inc.	3,205	269
	First Commonwealth Financial Corp.	13,578	234
	NBT Bancorp Inc.	4,384	215
	Safety Insurance Group Inc.	2,408	213
*	NMI Holdings Inc.	5,105	210
	PennyMac Financial Services Inc.	1,741	188
	Univest Financial Corp.	6,448	184
	Merchants Bancorp	3,934	180
	Mercantile Bank Corp.	3,867	178
	Enterprise Financial Services Corp.	3,269	173
	First Horizon Corp.	9,920	165
	Fidelis Insurance Holdings Ltd.	8,740	162
	QCR Holdings Inc.	2,075	160
	Kemper Corp.	2,504	157
*	Palomar Holdings Inc.	1,574	156
	JPMorgan Chase & Co.	691	155
*	MBIA Inc.	39,609	155
	Independent Bank Corp.	3,814	129
*	Genworth Financial Inc.	6	—
			123,183
Health Care (17.5%)
	Eli Lilly & Co.	8,173	7,846
*	Boston Scientific Corp.	70,968	5,804
*	Regeneron Pharmaceuticals Inc.	3,449	4,086
*	Vertex Pharmaceuticals Inc.	8,238	4,085
*	Intuitive Surgical Inc.	6,689	3,295
*	Natera Inc.	21,381	2,529
*	DaVita Inc.	15,746	2,376
*,1	Summit Therapeutics Inc. (XNMS)	171,799	2,230
*	Insmed Inc.	27,270	2,085
*	Praxis Precision Medicines Inc.	36,872	1,960
*	Glaukos Corp.	13,632	1,825
*	ADMA Biologics Inc.	95,947	1,661
	HCA Healthcare Inc.	4,141	1,638
	Encompass Health Corp.	15,521	1,444
*	Brookdale Senior Living Inc.	194,411	1,382
*	Innoviva Inc.	69,919	1,355
*	Blueprint Medicines Corp.	14,121	1,349
*	Vaxcyte Inc.	16,630	1,343
*	Viking Therapeutics Inc.	19,464	1,248
*	Longboard Pharmaceuticals Inc.	33,107	1,195
*	Dyne Therapeutics Inc.	24,153	1,113
*	Amneal Pharmaceuticals Inc.	123,958	1,073
*	Janux Therapeutics Inc.	22,774	1,070
*	GeneDx Holdings Corp.	32,760	1,046
*	Crinetics Pharmaceuticals Inc.	19,478	1,034
*	Avidity Biosciences Inc.	23,233	1,022
*	Edgewise Therapeutics Inc.	54,426	1,020
*	AnaptysBio Inc.	26,605	1,013
*	Y-mAbs Therapeutics Inc.	68,061	974
*	Vera Therapeutics Inc.	25,670	971
	National HealthCare Corp.	7,071	970
*	Medpace Holdings Inc.	2,715	965
*	Corbus Pharmaceuticals Holdings Inc.	14,913	912
*	Tenet Healthcare Corp.	5,407	897
*	Hims & Hers Health Inc.	60,467	891
*	REVOLUTION Medicines Inc.	20,758	885
*	Perspective Therapeutics Inc.	53,500	845
*	HealthEquity Inc.	10,374	825
	Ensign Group Inc.	5,446	824
*	RxSight Inc.	14,535	820
*	Arcellx Inc.	11,731	806
*	Immunome Inc.	52,925	803
*	Collegium Pharmaceutical Inc.	20,681	795
*	Evolus Inc.	48,522	771
*	Tango Therapeutics Inc.	65,177	771
*	Rhythm Pharmaceuticals Inc.	15,876	751
*	Protagonist Therapeutics Inc.	17,469	749

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*,1	Ocugen Inc.	571,279	743
*	Annexon Inc.	130,050	741
*	Nurix Therapeutics Inc.	29,416	741
*	Zimvie Inc.	41,912	727
*	Nkarta Inc.	136,127	723
*	Liquidia Corp.	75,561	719
*	TransMedics Group Inc.	4,257	715
*	Soleno Therapeutics Inc.	14,580	714
*	Krystal Biotech Inc.	3,574	697
	Select Medical Holdings Corp.	19,208	693
*	Nuvalent Inc. Class A	8,067	687
*	PROCEPT BioRobotics Corp.	8,611	680
*	Ocular Therapeutix Inc.	76,515	675
*	Novavax Inc.	54,028	669
*	Spyre Therapeutics Inc.	23,224	668
*	Humacyte Inc.	109,040	660
*	Integer Holdings Corp.	4,982	648
*	Cytokinetics Inc.	10,808	617
*	Cullinan Therapeutics Inc.	31,411	616
*	ARS Pharmaceuticals Inc.	45,261	587
*	Biohaven Ltd.	14,905	587
*	Kiniksa Pharmaceuticals International plc	21,700	580
*	Artivion Inc.	21,141	574
*	Stoke Therapeutics Inc.	39,259	571
*	ANI Pharmaceuticals Inc.	8,832	563
*	UFP Technologies Inc.	1,645	561
*	Geron Corp. (XNGS)	117,822	560
*	KalVista Pharmaceuticals Inc.	41,650	558
*	Twist Bioscience Corp.	12,848	556
*,1	ImmunityBio Inc.	139,370	551
*	Lantheus Holdings Inc.	5,081	541
*	Apogee Therapeutics Inc.	10,540	539
*	RadNet Inc.	8,070	535
*	Dianthus Therapeutics Inc.	18,565	535
	SIGA Technologies Inc.	58,929	532
*	Applied Therapeutics Inc.	82,929	526
*	Kura Oncology Inc.	24,003	506
*	SpringWorks Therapeutics Inc.	12,082	504
*	Sarepta Therapeutics Inc.	3,567	484
*	Neurocrine Biosciences Inc.	3,775	480
*	Agios Pharmaceuticals Inc.	9,881	454
*	Taysha Gene Therapies Inc.	201,540	451
*	Tarsus Pharmaceuticals Inc.	16,036	435
*	Ideaya Biosciences Inc.	10,972	433
*	Castle Biosciences Inc.	14,191	421
*	Tandem Diabetes Care Inc.	9,346	407
*,1	Candel Therapeutics Inc.	58,630	396
*	United Therapeutics Corp.	1,068	388
*	Heron Therapeutics Inc.	199,086	384
*	Savara Inc.	87,136	372
*	Elanco Animal Health Inc. (XNYS)	23,568	365
*	Arcutis Biotherapeutics Inc.	32,505	354
*	Keros Therapeutics Inc.	7,734	351
*	Immunovant Inc.	11,171	345
*	Alnylam Pharmaceuticals Inc.	1,309	344
*	Harrow Inc.	8,412	340
*	Scholar Rock Holding Corp.	36,177	336
*	Alignment Healthcare Inc.	37,296	336
*	Elevation Oncology Inc.	431,953	336
*	Pennant Group Inc.	9,747	334
*	Larimar Therapeutics Inc.	41,843	331
*	Vericel Corp.	6,150	318
*	CorVel Corp.	981	315
	Universal Health Services Inc. Class B	1,295	308
*	Day One Biopharmaceuticals Inc.	21,948	304
*	Neurogene Inc.	7,905	296
*	iTeos Therapeutics Inc.	17,201	290
*	Mind Medicine MindMed Inc.	45,468	276
*	Aquestive Therapeutics Inc.	59,112	268
*	Vanda Pharmaceuticals Inc.	49,760	263

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	TG Therapeutics Inc.	10,841	255
*	Terns Pharmaceuticals Inc.	28,752	219
*	Inovio Pharmaceuticals Inc.	29,444	213
*	Sana Biotechnology Inc.	34,415	208
*	Olema Pharmaceuticals Inc.	16,607	196
*	Zymeworks Inc.	15,731	185
*,1	UroGen Pharma Ltd.	12,683	176
*	Celcuity Inc.	10,346	165
*	Enliven Therapeutics Inc.	7,439	163
*	CorMedix Inc.	23,929	149
*	Mersana Therapeutics Inc.	92,126	146
*	Nuvation Bio Inc.	41,832	135
*	WaVe Life Sciences Ltd.	22,804	131
*	Pulse Biosciences Inc.	7,026	131
*	Lexicon Pharmaceuticals Inc.	74,907	130
	Phibro Animal Health Corp. Class A	6,129	129
*	Arbutus Biopharma Corp.	33,292	129
*	Absci Corp.	28,695	126
*	Madrigal Pharmaceuticals Inc.	506	125
*	Black Diamond Therapeutics Inc.	20,549	125
*	Fulcrum Therapeutics Inc.	14,550	124
*	Inogen Inc.	9,927	122
*	Exelixis Inc.	38	1
*	EyePoint Pharmaceuticals Inc.	66	1
*	MiMedx Group Inc.	65	—
*	Arcturus Therapeutics Holdings Inc.	18	—
*	ORIC Pharmaceuticals Inc.	38	—
*	Xeris Biopharma Holdings Inc.	76	—
			113,950
Industrials (20.0%)
	General Electric Co.	40,734	7,113
	Trane Technologies plc	16,202	5,860
	TransDigm Group Inc.	3,577	4,912
	American Express Co.	16,025	4,145
	Eaton Corp. plc	10,881	3,340
	EMCOR Group Inc.	7,524	2,957
	FTAI Aviation Ltd.	19,552	2,499
	Allison Transmission Holdings Inc.	26,587	2,466
	Armstrong World Industries Inc.	19,362	2,454
	Cintas Corp.	2,997	2,413
	Comfort Systems USA Inc.	6,041	2,136
	3M Co.	15,394	2,073
*	Mohawk Industries Inc.	13,006	2,018
	RTX Corp.	14,397	1,776
*	Core & Main Inc. Class A	36,317	1,744
	General Dynamics Corp.	5,823	1,743
*	SPX Technologies Inc.	10,524	1,717
*	IES Holdings Inc.	8,704	1,624
*	XPO Inc.	14,125	1,619
	United Rentals Inc.	2,164	1,604
*	Aspen Aerogels Inc.	52,750	1,513
	REV Group Inc.	46,812	1,490
	Crane Co.	9,288	1,471
	Westinghouse Air Brake Technologies Corp.	8,542	1,448
	DHT Holdings Inc.	131,641	1,426
	AZZ Inc.	16,338	1,359
*	Fair Isaac Corp.	784	1,356
	Powell Industries Inc.	7,851	1,315
*	Blue Bird Corp.	25,538	1,307
	CSW Industrials Inc.	3,759	1,269
	Parker-Hannifin Corp.	2,092	1,256
	Carlisle Cos. Inc.	2,861	1,212
	Griffon Corp.	18,116	1,199
	SFL Corp. Ltd.	99,794	1,184
*	Axon Enterprise Inc.	3,190	1,164
*	AeroVironment Inc.	5,694	1,160
*	Limbach Holdings Inc.	17,859	1,154
*	Kirby Corp.	9,383	1,125
	Moog Inc. Class A	5,622	1,110

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Teekay Tankers Ltd. Class A	19,274	1,096
	WW Grainger Inc.	1,109	1,092
	Esab Corp.	9,966	1,046
	International Seaways Inc.	19,631	1,017
	Applied Industrial Technologies Inc.	4,866	998
*	Tutor Perini Corp.	39,902	956
*	Construction Partners Inc. Class A	13,925	919
	FTAI Infrastructure Inc.	92,245	917
	Bread Financial Holdings Inc.	15,629	909
	Owens Corning	5,239	884
*	API Group Corp.	24,687	878
	Curtiss-Wright Corp.	2,775	876
*	Modine Manufacturing Co.	7,093	862
*	TopBuild Corp.	2,167	852
*	BrightView Holdings Inc.	52,598	840
	Lennox International Inc.	1,405	829
*	Sterling Infrastructure Inc.	6,909	826
	Acuity Brands Inc.	3,227	822
	Pactiv Evergreen Inc.	69,691	822
	Cadre Holdings Inc.	22,442	813
	Installed Building Products Inc.	3,611	803
*	Cimpress plc	7,805	772
	Atmus Filtration Technologies Inc.	21,498	771
	Primoris Services Corp.	13,623	769
	Eagle Materials Inc.	2,972	766
*	ATI Inc.	11,876	759
	Advanced Drainage Systems Inc.	4,735	742
	Dorian LPG Ltd.	18,924	738
	Tennant Co.	7,190	702
	Matson Inc.	5,067	701
	Vontier Corp.	18,184	637
*	CBIZ Inc.	8,508	626
	Booz Allen Hamilton Holding Corp.	3,937	625
	Enpro Inc.	3,804	612
*	CoreCivic Inc.	44,275	610
	Hyster-Yale Inc.	9,588	604
	MSA Safety Inc.	3,185	582
	Woodward Inc.	3,442	574
	Argan Inc.	7,150	567
*	CECO Environmental Corp.	19,121	553
	Genco Shipping & Trading Ltd.	31,389	552
	Golden Ocean Group Ltd.	44,767	551
	Scorpio Tankers Inc.	7,685	550
	Quanta Services Inc.	1,991	548
	Pentair plc	6,163	547
	Watsco Inc.	1,138	541
	Bel Fuse Inc. Class B	7,858	533
	Patrick Industries Inc.	3,988	515
	Standex International Corp.	2,863	511
*	Teekay Corp.	60,990	507
	HEICO Corp.	1,973	506
*	Masterbrand Inc.	29,775	478
	ICF International Inc.	2,798	464
	VSE Corp.	4,990	464
*	AZEK Co. Inc.	10,842	462
*	Moneylion Inc.	9,799	455
	Howmet Aerospace Inc.	4,512	436
*	Leonardo DRS Inc.	13,073	373
*	GMS Inc.	4,037	350
	Greenbrier Cos. Inc.	7,154	347
	Federal Signal Corp.	3,468	328
	Pitney Bowes Inc.	45,637	323
*	AAR Corp.	4,739	312
	CRA International Inc.	1,742	294
*	Kratos Defense & Security Solutions Inc.	12,428	285
	Napco Security Technologies Inc.	6,030	280
*	OSI Systems Inc.	1,773	266
*	Ranpak Holdings Corp.	35,522	252
	Ball Corp.	3,898	249
*	Triumph Group Inc.	17,639	246

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Covenant Logistics Group Inc.	4,653	245
*	DXP Enterprises Inc.	4,423	243
*	Donnelley Financial Solutions Inc.	3,517	234
	Lockheed Martin Corp.	379	215
*	Thermon Group Holdings Inc.	6,718	211
	Costamare Inc.	14,246	202
	Crane NXT Co.	3,422	201
	A O Smith Corp.	2,364	198
*	Mirion Technologies Inc.	17,632	191
	Nordic American Tankers Ltd.	50,506	188
	Safe Bulkers Inc.	36,773	188
	Enerpac Tool Group Corp.	4,525	187
	Ardagh Metal Packaging SA	50,105	179
	Trinity Industries Inc.	5,150	170
	LSI Industries Inc.	10,367	165
*	Astronics Corp.	6,646	149
	AAON Inc.	1,526	146
	Hubbell Inc.	357	143
*	Orion Group Holdings Inc.	18,974	143
*,1	Spire Global Inc.	16,522	142
*	Itron Inc.	1,354	138
*	Saia Inc.	365	137
	United States Lime & Minerals Inc.	1,640	134
*	Gates Industrial Corp. plc	7,255	132
*	PagSeguro Digital Ltd. Class A	11,805	131
*	Ducommun Inc.	1,995	130
	Ardmore Shipping Corp.	6,743	127
*	JELD-WEN Holding Inc.	67	1
*	AvidXchange Holdings Inc.	72	1
*	StoneCo. Ltd. Class A	20	—
*	Aurora Innovation Inc.	70	—
			129,694
Real Estate (0.2%)
*	GEO Group Inc.	43,252	600
	Newmark Group Inc. Class A	25,252	349
*	Forestar Group Inc.	9,377	290
			1,239
Technology (17.4%)
	NVIDIA Corp.	78,159	9,330
	Broadcom Inc.	50,883	8,285
	Micron Technology Inc.	73,866	7,109
	Meta Platforms Inc. Class A	13,513	7,045
	KLA Corp.	8,118	6,652
	QUALCOMM Inc.	34,670	6,078
	Applied Materials Inc.	29,595	5,838
	Amphenol Corp. Class A	73,804	4,978
*	AppLovin Corp. Class A	33,887	3,147
*	CommVault Systems Inc.	17,510	2,721
*	GoDaddy Inc. Class A	16,065	2,689
	Vertiv Holdings Co. Class A	32,254	2,678
	NetApp Inc.	21,250	2,565
	Dell Technologies Inc. Class C	20,655	2,387
*	Western Digital Corp.	35,904	2,355
*	Pure Storage Inc. Class A	43,294	2,221
	Monolithic Power Systems Inc.	1,866	1,744
*	Cirrus Logic Inc.	10,915	1,590
*	Nutanix Inc. Class A	23,411	1,479
	International Business Machines Corp.	6,301	1,274
*	Insight Enterprises Inc.	5,760	1,250
*	Kyndryl Holdings Inc.	52,423	1,242
*	EverQuote Inc. Class A	50,164	1,239
*	Credo Technology Group Holding Ltd.	34,500	1,204
	Leidos Holdings Inc.	7,234	1,147
*	Guidewire Software Inc.	7,518	1,119
*	Terawulf Inc.	231,201	1,008
*	Appfolio Inc. Class A	4,255	987
*	Parsons Corp.	10,242	978
*	Veeco Instruments Inc.	27,358	971
*	Coherent Corp.	11,703	912

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Impinj Inc.	5,242	881
*	Super Micro Computer Inc.	1,968	861
*	Zeta Global Holdings Corp. Class A	30,649	809
*,1	NextNav Inc.	102,314	785
*	AvePoint Inc.	66,579	769
*	Palantir Technologies Inc. Class A	23,208	731
*	FormFactor Inc.	14,178	692
*,1	SoundHound AI Inc. Class A	141,151	690
*	Vertex Inc. Class A	17,655	683
*	Mediaalpha Inc. Class A	36,427	648
*	Grindr Inc.	52,700	634
*	Cleanspark Inc.	56,244	601
*	Alkami Technology Inc.	17,975	599
*,1	Trump Media & Technology Group Corp.	30,553	596
*	MicroStrategy Inc. Class A	4,481	593
*	Cipher Mining Inc.	158,447	556
*	Alpha & Omega Semiconductor Ltd.	12,135	507
*,1	Groupon Inc.	36,239	503
*	Daktronics Inc.	33,673	487
*	Agilysys Inc.	4,103	464
*	Innodata Inc.	26,182	452
*	Elastic NV	5,525	421
*	Tyler Technologies Inc.	649	382
*	Varonis Systems Inc.	6,585	373
*	Hut 8 Corp.	36,419	368
*	PTC Inc.	2,045	366
*	Bandwidth Inc. Class A	21,085	362
*	Gartner Inc.	732	360
*	Ouster Inc.	41,900	297
	Adeia Inc.	20,601	260
*	PAR Technology Corp.	4,789	259
*	Fabrinet	1,025	250
	Immersion Corp.	25,841	243
	CTS Corp.	4,536	223
*	Blend Labs Inc. Class A	52,653	193
*	Q2 Holdings Inc.	2,323	172
*	ScanSource Inc.	3,286	167
*	CACI International Inc. Class A	288	141
	Sapiens International Corp. NV	3,831	139
	Benchmark Electronics Inc.	3,037	129
*	Weave Communications Inc.	48	1
*	Couchbase Inc.	8	—
			112,869
Telecommunications (2.9%)
*	Arista Networks Inc.	22,313	7,885
	AT&T Inc.	312,473	6,218
*,1	AST SpaceMobile Inc.	73,354	2,130
*	Frontier Communications Parent Inc.	27,319	787
	Telephone and Data Systems Inc.	31,860	752
*	Lumen Technologies Inc.	61,253	322
	Motorola Solutions Inc.	626	277
	Spok Holdings Inc.	18,003	268
*	Anterix Inc.	3,676	130
	IDT Corp. Class B	3,401	130
			18,899
Utilities (0.4%)
*	Clean Harbors Inc.	4,468	1,099
*,1	NuScale Power Corp.	72,581	597
*	Enviri Corp.	39,224	469
	Aris Water Solutions Inc. Class A	22,894	385
			2,550
Total Common Stocks (Cost $521,626)			647,712

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.373% (Cost $8,999)	90,000	8,999
Total Investments (101.2%) (Cost $530,625)			656,711
Other Assets and Liabilities—Net (-1.2%)			(7,609)
Net Assets (100%)			649,102
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,330,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,945,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	3	849	17
Micro E-mini S&P 500 Index	September 2024	5	142	8
				25
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.